VALUE OF BUSINESS ACQUIRED	12 Months Ended
Dec. 31, 2012
Value Of Business Acquired [Abstract]
Value Of Business Acquired

4)       VALUE OF BUSINESS ACQUIRED

The following table presents MLOA's VOBA asset at December 31, 2012 and 2011:

	Gross	Accumulated
	Carrying	Amortization
	Amount	and Other(1)	Net

	(In Millions)
VOBA

December 31, 2012	$416	$(313)	$103

December 31, 2011	$416	$(319)	$97

(1)       Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 modified coinsurance (“MODCO”) recapture.

For 2012 and 2011, negative amortization expense related to VOBA was $(13) million and $(10) million. For 2010, amortization expense related to VOBA was $27 million. VOBA amortization is estimated to range between $19 million and $13 million annually through 2017.